Stockholders' equity - Summary of Options Outstanding and Exercisable (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding (in shares)	538,925	339,964
Number of options exercisable (in shares)	401,847	303,986
Weighted average exercise price of outstanding and exercisable options (in dollars per share)	$ 5.99
Weighted average price of outstanding options (in dollars per share)		$ 6.94
$14.20 - $23.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding (in shares)	78,421	78,755
Weighted average remaining estimated life (in years)	6 years 6 months	7 years 2 months 12 days
Number of options exercisable (in shares)	74,886	60,826
$14.20 - $23.40 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 14.20	$ 14.20
$14.20 - $23.40 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 23.40	$ 23.40
$10.50 - $10.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding (in shares)	4,000	4,000
Weighted average remaining estimated life (in years)	4 years 4 months 24 days	5 years 1 month 6 days
Number of options exercisable (in shares)	4,000	4,000
$10.50 - $10.80 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 10.50	$ 10.50
$10.50 - $10.80 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 10.80	$ 10.80
$6.90 - $9.60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding (in shares)	52,841	53,175
Weighted average remaining estimated life (in years)	3 years	3 years 8 months 12 days
Number of options exercisable (in shares)	52,841	53,175
$6.90 - $9.60 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 6.90	$ 6.90
$6.90 - $9.60 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 9.60	$ 9.60
$2.50 - $5.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding (in shares)	403,663	204,034
Weighted average remaining estimated life (in years)	9 years 1 month 6 days	5 years 7 months 6 days
Number of options exercisable (in shares)	270,120	185,985
$2.50 - $5.70 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 2.50	$ 2.50
$2.50 - $5.70 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average price of outstanding options (in dollars per share)	$ 5.70	$ 5.70